Principal Accounting Policies - Revenue recognition, cost of revenues and cash, cash equivalents and time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Revenue recognition
Number of revenue models used for PC-client game services | item	2
Practical expedients - financing component	true
Practical expedients - costs to obtain a contract	true
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 51,383,310	$ 7,039,485	¥ 21,428,902
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs | ¥	¥ 41,100,000		¥ 48,500,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs	31.70%	31.70%	39.30%	39.30%
Denominated in U.S. dollars
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 20,300,000	$ 2,800,000	¥ 11,100,000	$ 1,600,000
Time deposits	¥ 67,200,000	$ 9,300,000	¥ 61,200,000	$ 8,600,000
Less than
Revenue recognition
Term of sublicenses of music contents	3 years
Term of advertising service contracts	3 months
Equal to or more than
Revenue recognition
Term of sublicenses of music contents	1 year